Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 2 .7%
HEICO Corp. 41,350 $ 9,979,409
VirTra, Inc.
#
,* 3,830 33,589
10,012,998
Automobile Components - 0.0%
XPEL, Inc.* 3,481 142,268
Banks - 2 .7%
Amalgamated Financial Corp. 7,057 224,483
Axos Financial, Inc.* 13,156 960,520
Bancorp, Inc. (The)* 11,956 619,799
Bank First Corp. 2,341 217,011
Bankwell Financial Group, Inc. 1,836 51,683
Business First Bancshares, Inc. 5,900 149,978
Byline Bancorp, Inc. 10,198 286,054
California Bancorp* 1,961 49,202
Capital Bancorp, Inc. 3,220 82,078
Capital City Bank Group, Inc. 3,922 139,231
Civista Bancshares, Inc. 3,648 65,482
Coastal Financial Corp.* 3,105 163,634
CrossFirst Bankshares, Inc.* 11,397 211,300
Customers Bancorp, Inc.* 7,313 471,542
Esquire Financial Holdings, Inc. 1,920 118,406
ESSA Bancorp, Inc. 2,355 45,192
Five Star Bancorp 4,934 145,060
Franklin Financial Services Corp. 1,025 34,327
Greene County Bancorp, Inc. 3,940 142,825
HomeTrust Bancshares, Inc. 4,037 143,192
International Bancshares Corp. 14,360 968,438
MainStreet Bancshares, Inc. 1,773 31,666
Metropolitan Bank Holding Corp.* 2,589 136,518
National Bank Holdings Corp. - Class A 8,739 365,989
Northeast Bank 1,806 131,224
Northeast Community Bancorp, Inc. 3,272 74,536
Oak Valley Bancorp 1,941 55,260
Old Second Bancorp, Inc. 10,371 175,477
Orange County Bancorp, Inc. 1,310 81,469
Orrstown Financial Services, Inc. 2,485 87,373
Pathward Financial, Inc. 5,838 394,299
Plumas Bancorp 1,368 59,193
Preferred Bank 3,476 299,145
Princeton Bancorp, Inc. 1,473 57,624
QCR Holdings, Inc. 3,884 296,893
Southern California Bancorp* 4,298 67,865
Southern States Bancshares, Inc. 2,066 67,600
Third Coast Bancshares, Inc.* 3,164 73,943
Unity Bancorp, Inc. 2,326 80,526
Westamerica Bancorp 6,164 332,609
Western Alliance Bancorp 25,424 2,045,615
10,204,261
Beverages - 0 .9%
Celsius Holdings, Inc.* 35,298 1,653,005
Coca-Cola Consolidated, Inc. 1,267 1,451,843
Duckhorn Portfolio, Inc. (The)* 17,518 127,181

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - (continued)
MGP Ingredients, Inc. 3,337 $ 272,132
3,504,161
Biotechnology - 7 .4%
Catalyst Pharmaceuticals, Inc.* 86,126 1,484,812
Halozyme Therapeutics, Inc.* 92,796 5,127,907
Incyte Corp.* 163,947 10,668,031
Neurocrine Biosciences, Inc.* 73,376 10,387,841
27,668,591
Broadline Retail - 0 .3%
Etsy, Inc.* 14,702 957,688
Building Products - 3 .5%
AAON, Inc. 28,083 2,486,188
Advanced Drainage Systems, Inc. 26,447 4,682,177
CSW Industrials, Inc. 5,304 1,720,724
Quanex Building Products Corp. 11,316 377,955
Simpson Manufacturing Co., Inc. 14,425 2,770,898
Tecnoglass, Inc. 16,093 865,964
12,903,906
Capital Markets - 1 .8%
AssetMark Financial Holdings, Inc.* 17,186 592,917
Blue Owl Capital Corp. III 29,129 431,983
Hamilton Lane, Inc. - Class A 9,359 1,351,159
Heritage Global, Inc.* 8,753 21,270
Interactive Brokers Group, Inc. - Class A 24,730 2,949,547
PJT Partners, Inc. - Class A 5,539 736,355
Victory Capital Holdings, Inc. - Class A 14,944 782,916
6,866,147
Chemicals - 0 .3%
Hawkins, Inc. 11,446 1,189,239
Commercial Services & Supplies - 3 .2%
Aris Water Solutions, Inc. - Class A 10,453 185,123
Rollins, Inc. 165,417 7,925,128
Tetra Tech, Inc. 18,274 3,896,748
12,006,999
Communications Equipment - 0 .1%
Clearfield, Inc.* 8,519 369,725
Construction & Engineering - 2 .7%
Bowman Consulting Group Ltd. - Class A* 6,044 215,892
Comfort Systems USA, Inc. 12,203 4,056,521
IES Holdings, Inc.* 6,917 1,065,011
MYR Group, Inc.* 5,728 804,669
Sterling Infrastructure, Inc.* 10,543 1,226,783
WillScot Holdings Corp.* 64,965 2,663,565
10,032,441
Construction Materials - 1 .7%
Eagle Materials, Inc. 18,580 5,059,334
United States Lime & Minerals, Inc. 15,622 1,328,651
6,387,985
Consumer Finance - 0 .5%
Atlanticus Holdings Corp.* 3,424 122,476
Enova International, Inc.* 6,350 549,085
SLM Corp. 50,736 1,151,200
1,822,761

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Staples Distribution & Retail - 1 .5%
BJ's Wholesale Club Holdings, Inc.* 20,097 $ 1,767,732
Casey's General Stores, Inc. 5,606 2,174,231
Sprouts Farmers Market, Inc.* 15,216 1,519,926
5,461,889
Containers & Packaging - 1 .4%
Graphic Packaging Holding Co. 168,157 5,061,526
Distributors - 0.0%
GigaCloud Technology, Inc. - Class A
#
,* 4,148 122,076
Diversified REITs - 0 .2%
Essential Properties Realty Trust, Inc. 21,923 648,702
Electric Utilities - 0 .1%
Otter Tail Corp. 4,848 469,868
Electrical Equipment - 1 .4%
Array Technologies, Inc.* 51,867 545,641
Atkore, Inc. 12,447 1,680,345
NEXTracker, Inc. - Class A* 48,266 2,371,791
Preformed Line Products Co. 1,684 232,173
Shoals Technologies Group, Inc. - Class A* 58,255 378,658
5,208,608
Electronic Equipment, Instruments & Components - 4 .3%
Badger Meter, Inc. 17,578 3,623,881
ePlus, Inc.* 16,120 1,481,750
Fabrinet* 21,616 4,767,625
Kimball Electronics, Inc.* 14,884 352,751
Napco Security Technologies, Inc. 22,052 1,230,722
Plexus Corp.* 16,378 2,099,168
Sanmina Corp.* 33,162 2,498,094
16,053,991
Energy Equipment & Services - 0 .2%
Atlas Energy Solutions, Inc. - Class A 32,468 689,620
Entertainment - 0 .2%
Madison Square Garden Entertainment Corp. - Class A* 11,563 456,623
Vivid Seats, Inc. - Class A* 36,987 180,496
637,119
Financial Services - 0 .8%
HA Sustainable Infrastructure Capital, Inc. 26,722 875,680
International Money Express, Inc.* 7,551 167,707
Merchants Bancorp 10,570 475,650
NMI Holdings, Inc. - Class A* 18,540 729,549
Paymentus Holdings, Inc. - Class A* 5,072 107,273
Payoneer Global, Inc.* 86,264 477,040
Sezzle, Inc.
#
,* 1,311 114,660
Velocity Financial, Inc.
#
,* 7,630 144,436
3,091,995
Food Products - 0 .5%
Cal-Maine Foods, Inc. 6,704 479,805
Darling Ingredients, Inc.* 24,202 961,546
Mama's Creations, Inc.* 5,683 43,304
Vital Farms, Inc.* 6,394 233,317
1,717,972
Health Care Equipment & Supplies - 2 .3%
Lantheus Holdings, Inc.* 50,535 5,297,584
Semler Scientific, Inc.
#
,* 5,160 171,054

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
STAAR Surgical Co.* 35,824 $ 1,477,740
UFP Technologies, Inc.* 5,593 1,798,653
8,745,031
Health Care Providers & Services - 4 .7%
Addus HomeCare Corp.* 11,937 1,448,674
CorVel Corp.* 12,483 3,829,785
Cross Country Healthcare, Inc.* 25,371 462,767
DocGo, Inc.* 74,137 269,117
Ensign Group, Inc. (The) 41,524 5,844,503
Option Care Health, Inc.* 126,726 3,762,495
Progyny, Inc.* 69,428 1,957,870
17,575,211
Health Care REITs - 0 .1%
American Healthcare REIT, Inc. 14,381 229,233
Health Care Technology - 0 .7%
Doximity, Inc. - Class A* 89,680 2,511,040
Hotels, Restaurants & Leisure - 0 .7%
Bowlero Corp. - Class A
#
11,381 147,384
Caesars Entertainment, Inc.* 27,209 1,086,999
Target Hospitality Corp.* 12,635 118,264
Wingstop, Inc. 3,692 1,380,365
2,733,012
Household Durables - 2 .0%
Cavco Industries, Inc.* 1,043 432,449
Dream Finders Homes, Inc. - Class A* 4,347 137,148
Green Brick Partners, Inc.* 5,652 413,444
Installed Building Products, Inc. 3,577 967,042
Lovesac Co. (The)* 1,958 53,571
M/I Homes, Inc.* 3,491 582,403
Meritage Homes Corp. 4,566 926,304
Smith Douglas Homes Corp. - Class A
#
,* 1,121 36,870
Toll Brothers, Inc. 12,969 1,850,806
TopBuild Corp.* 3,999 1,913,681
7,313,718
Household Products - 0.0%
Oil-Dri Corp. of America 781 50,843
Independent Power and Renewable Electricity Producers - 0.0%
Altus Power, Inc. - Class A* 18,600 78,120
Industrial REITs - 0 .7%
Innovative Industrial Properties, Inc. 3,568 438,186
Plymouth Industrial REIT, Inc. 5,689 136,081
Rexford Industrial Realty, Inc. 27,201 1,363,042
Terreno Realty Corp. 12,057 824,819
2,762,128
Insurance - 4 .0%
Enstar Group Ltd.* 3,516 1,140,590
Erie Indemnity Co. - Class A 10,701 4,720,746
Goosehead Insurance, Inc. - Class A* 5,831 526,481
Hagerty, Inc. - Class A* 19,814 219,143
HCI Group, Inc.
#
2,423 228,392
Kingsway Financial Services, Inc.* 6,484 54,984
Kinsale Capital Group, Inc. 5,375 2,456,751
Palomar Holdings, Inc.* 5,757 529,702

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
RLI Corp. 10,554 $ 1,589,327
Ryan Specialty Holdings, Inc. - Class A 27,489 1,693,048
Selective Insurance Group, Inc. 14,037 1,267,822
Skyward Specialty Insurance Group, Inc.* 9,241 365,666
14,792,652
Interactive Media & Services - 0 .4%
Shutterstock, Inc. 10,078 445,649
ZoomInfo Technologies, Inc. - Class A* 105,089 1,193,811
1,639,460
IT Services - 0 .9%
DigitalOcean Holdings, Inc.* 54,476 1,804,790
Perficient, Inc.* 21,026 1,585,571
3,390,361
Leisure Products - 0 .2%
Malibu Boats, Inc. - Class A* 2,578 98,067
MasterCraft Boat Holdings, Inc.* 2,150 47,042
YETI Holdings, Inc.* 10,721 443,313
588,422
Life Sciences Tools & Services - 9 .2%
Bio-Techne Corp. 114,896 9,374,364
Bruker Corp. 105,967 7,259,799
Charles River Laboratories International, Inc.* 37,558 9,167,908
Medpace Holdings, Inc.* 22,590 8,641,127
34,443,198
Machinery - 2 .9%
AGCO Corp. 25,491 2,406,860
Alamo Group, Inc. 4,125 794,970
Franklin Electric Co., Inc. 15,742 1,678,412
Kadant, Inc. 4,016 1,411,584
Mueller Industries, Inc. 38,805 2,752,827
Watts Water Technologies, Inc. - Class A 9,364 1,943,217
10,987,870
Marine Transportation - 0 .1%
Global Ship Lease, Inc. - Class A 12,031 317,859
Media - 0 .8%
Integral Ad Science Holding Corp.* 45,140 459,525
New York Times Co. (The) - Class A 46,070 2,468,892
2,928,417
Metals & Mining - 2 .4%
Commercial Metals Co. 63,525 3,817,852
Friedman Industries, Inc. 3,835 64,812
Royal Gold, Inc. 36,082 4,983,646
8,866,310
Mortgage Real Estate Investment Trusts (REITs) - 0 .3%
Arbor Realty Trust, Inc.
#
43,544 587,844
Chicago Atlantic Real Estate Finance, Inc. 4,567 72,981
Ready Capital Corp. 40,464 375,506
1,036,331
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 2,824 42,247
Oil, Gas & Consumable Fuels - 1 .4%
Ardmore Shipping Corp. 12,343 267,596
Dorian LPG Ltd. 12,008 490,647

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Granite Ridge Resources, Inc.
#
38,672 $ 264,903
Kinetik Holdings, Inc. - Class A 17,644 731,873
Matador Resources Co. 36,868 2,266,645
New Fortress Energy, Inc. - Class A
#
60,595 1,196,145
OPAL Fuels, Inc. - Class A* 8,466 34,965
5,252,774
Personal Care Products - 0 .8%
BellRing Brands, Inc.* 19,755 1,013,036
elf Beauty, Inc.* 8,473 1,462,270
Inter Parfums, Inc. 4,851 682,439
3,157,745
Pharmaceuticals - 1 .6%
Amphastar Pharmaceuticals, Inc.* 35,656 1,551,749
Corcept Therapeutics, Inc.* 75,909 2,935,401
Harmony Biosciences Holdings, Inc.* 41,412 1,402,210
Scilex Holding Co.* 132,274 210,316
6,099,676
Professional Services - 4 .2%
CBIZ, Inc.* 17,121 1,188,198
Concentrix Corp. 22,546 1,589,493
CRA International, Inc. 2,364 413,227
ExlService Holdings, Inc.* 55,492 1,956,648
FTI Consulting, Inc.* 12,194 2,657,926
Paycom Software, Inc. 19,849 3,310,615
Paylocity Holding Corp.* 19,276 2,892,749
TriNet Group, Inc. 17,316 1,805,193
15,814,049
Semiconductors & Semiconductor Equipment - 2 .2%
ACM Research, Inc. - Class A* 34,096 612,023
Axcelis Technologies, Inc.* 19,455 2,458,140
Lattice Semiconductor Corp.* 82,256 4,359,568
Photronics, Inc.* 37,893 962,861
8,392,592
Software - 10 .3%
Alarm.com Holdings, Inc.* 30,016 2,117,629
AppLovin Corp. - Class A* 130,467 10,059,006
Bentley Systems, Inc. - Class B 172,511 8,408,186
Box, Inc. - Class A* 87,007 2,446,637
DoubleVerify Holdings, Inc.* 102,741 2,169,890
Dropbox, Inc. - Class A* 149,705 3,580,944
EverCommerce, Inc.* 110,708 1,335,138
Qualys, Inc.* 22,090 3,294,502
Red Violet, Inc.* 8,221 211,773
SPS Commerce, Inc.* 22,145 4,770,476
38,394,181
Specialized REITs - 0 .1%
National Storage Affiliates Trust 9,278 394,964
Specialty Retail - 2 .1%
Arhaus, Inc. - Class A
#
6,711 101,940
Asbury Automotive Group, Inc.* 2,537 683,011
Boot Barn Holdings, Inc.* 3,823 510,294
Dick's Sporting Goods, Inc. 7,319 1,583,466
EVgo, Inc. - Class A
#
,* 13,437 51,598

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Five Below, Inc.* 6,941 $ 504,888
Floor & Decor Holdings, Inc. - Class A* 13,453 1,318,394
Group 1 Automotive, Inc. 1,703 622,821
Lithia Motors, Inc. - Class A 3,446 952,233
MarineMax, Inc.* 2,812 98,055
Murphy USA, Inc. 2,603 1,314,307
7,741,007
Technology Hardware, Storage & Peripherals - 0.0%
CompoSecure, Inc. - Class A
#
12,376 100,864
Textiles, Apparel & Luxury Goods - 0 .3%
Crocs, Inc.* 7,632 1,025,512
Trading Companies & Distributors - 5 .7%
Alta Equipment Group, Inc. 11,352 119,196
Applied Industrial Technologies, Inc. 13,186 2,877,053
Core & Main, Inc. - Class A* 65,637 3,509,611
FTAI Aviation Ltd. 34,244 3,816,494
GMS, Inc.* 13,610 1,309,690
Herc Holdings, Inc. 9,692 1,510,401
Hudson Technologies, Inc.* 15,579 133,356
Karat Packaging, Inc. 6,834 204,132
McGrath RentCorp 8,423 925,098
Rush Enterprises, Inc. - Class A 26,496 1,351,561
SiteOne Landscape Supply, Inc.* 15,444 2,265,326
Titan Machinery, Inc.* 7,812 139,288
WESCO International, Inc. 17,362 3,037,482
21,198,688
Water Utilities - 0 .5%
American States Water Co. 4,319 356,447
Essential Utilities, Inc. 31,705 1,288,808
Pure Cycle Corp.* 2,819 31,009
1,676,264
Total Common Stocks (cost $322,124,870) 373,512,315
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.3692%
∞
(cost $40,655) 40,639 40,655
Investments Purchased with Cash Collateral from Securities Lending - 0 .6%
Investment Companies - 0 .5%
Janus Henderson Cash Collateral Fund LLC, 5.3014%
£,∞
1,676,096 1,676,096
Time Deposits - 0 .1%
Royal Bank of Canada, 5.3100%, 8/1/24 $ 419,024 419,024
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,095,120) 2,095,120
Total Investments (total cost $ 324,260,645 ) - 100 .6% 375,648,090
Liabilities, net of Cash, Receivables and Other Assets - (0.6%) (2,156,363)
Net Assets - 100.0% $373,491,727

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 369,154,420 98 .2%
Thailand 4,767,625 1 .3
Bermuda 1,140,590 0 .3
United Kingdom 317,859 0 .1
Ireland 267,596 0 .1
Total $ 375,648,090 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investments Purchased
with Cash Collateral from
Securities Lending - 0.6%
Investment Companies - 0.5%
Janus Henderson Cash
Collateral Fund LLC,
5.3014%
∞
$ 668,992 $ 30,432,279 $ (29,425,175) $ – $ – $ 1,676,096 1,676,096 $ 50,847
Δ

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2024.
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 373,512,315 $ — $ — $ 373,512,315
Investment Companies 40,655 — — 40,655
Investments Purchased with Cash
Collateral from Securities Lending — 2,095,120 — 2,095,120
Total Assets $ 373,552,970 $ 2,095,120 $ — $ 375,648,090

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70329 09-24